Equity and Noncontrolling Interests (Details 1) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Net Income (Loss) Attributable to Parent	$ 76	$ (7)	$ 47	$ 246	$ 68	$ (27)	$ 105	$ 219	$ 362	$ 365	$ (446)
Transfers from Noncontrolling Interest:
Decrease in Willis Group Holdings’ paid-in capital for purchase of noncontrolling interest									0	(4)	(31)
Increase in Willis Group Holdings’ paid-in capital for sale of noncontrolling interest									0	0	2
Net transfers from noncontrolling interests									0	(4)	(29)
Change from net income attributable to Willis Group Holdings and transfers from noncontrolling interests									$ 362	$ 361	$ (475)